RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Share-based compensation	$ 3,648	$ 11,527	$ 30,914
Other compensation and benefits	6,357	3,988	4,433
Total	$ 10,005	$ 15,515	$ 35,347